LIABILITY IN RESPECT OF CAPITAL LEASE	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt and Capital Leases Disclosures [Text Block]
NOTE 14: -	LIABILITY IN RESPECT OF CAPITAL LEASE

In June 2011, John Bryce ("JB" – a Matrix wholly owned subsidiary) has entered into real estate lease agreement with an unrelated third party for a period of seven years with an exit point after five years and an option for additional 13 years. The arrangement referring to leasehold improvement was identified as a capital lease. With regard to the agreement, Matrix provided a guarantee for the fulfillment of JB's liabilities.

The following are details of the Company’s future minimum lease commitments in respect of capital leases as of December 31, 2015:

	Minimum		Present value
	lease		of minimum
	payments	Interest	lease payment

First year (included in other accounts payable)	470	26	444
Second year	295	6	289
Third year	209	4	205

Total	974	36	938